Huntington Asset Services, Inc. 2960 N. Meridian St. Ste. 300 Indianapolis, IN 46208

March 26, 2014

EDGAR CORRESPONDENCE

Securities & Exchange Commission

Division of Investment Management

450 5th Street, NW

Washington, DC 20549

Re:	The Huntington Funds (“Registrant”), SEC File No. 811-05010
SEC Accession No. 0001193125-14-084475

Ladies and Gentlemen:

On behalf of the Registrant, attached herewith for filing pursuant to paragraph (e) of Rule 497 under the Securities Act of 1933, as amended (the “1933 Act”), please find exhibits containing interactive data format risk/return summary information that mirrors the risk/return summary information in a supplement, dated March 5, 2014, to the Prospectus for the Huntington VA Dividend Capture Fund, Huntington VA Growth Fund, Huntington VA Income Equity Fund, and Huntington VA Mid Corp America Fund.

If you have any questions or would like further information, please contact me at (513) 366-3071.

Sincerely,

/s/ Jay S. Fitton

Jay S. Fitton

Secretary

Huntington Asset Services, Inc. is a wholly owned subsidiary of Huntington Bancshares Incorporated.